RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
IRRF	R$ 729,591	R$ 1,083,278
PIS/COFINS recoverable	38,571	203,541
ICMS to be recovered	6,540	128,329
Other	59,258	59,514
Recoverable taxes	833,960	1,474,662	R$ 1,216,261
Noncurrent assets:
ICMS to be recovered	39,694	38,231
PIS/COFINS recoverable (a)	180,903	178,655
IR/CS	186,791	154,389
Other	22,657	49,095
Recoverable taxes	R$ 430,045	R$ 420,370	R$ 265,805